INCOME TAXES - U.S. and Foreign Components of Earnings (Loss) From Continuing Operations Before Income Taxes and Equity in Loss of Investee Companies (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States	$ (652)	$ 157	$ (5,862)	$ (2,039)
Foreign	176	347	(315)	786
Earnings (loss) from continuing operations before income taxes and equity in loss of investee companies	$ (476)	$ 504	$ (6,177)	$ (1,253)